Share-based Payment Expense - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2019 EUR (€) yr mo	Dec. 31, 2019 GBP (£) yr mo	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	[1]	€ 74,000,000		€ 65,000,000	€ 58,000,000
Continuing and Discontinued Operations [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		77,000,000		67,000,000	65,000,000
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		€ 70,000,000		€ 61,000,000	€ 54,000,000
Percentage of awards subject to TSR measure		25.00%	25.00%	50.00%	50.00%
Percentage of awards measured against a tailored sector peer group		25.00%	25.00%	25.00%	25.00%
Percentage of awards measured against the FTSE All-World Construction & Materials index				25.00%	25.00%
Percentage of awards subject to cashflow measure		50.00%	50.00%	50.00%
Fair value portion of awards subject to total share holder return against peer group		€ 18.59		€ 13.52	€ 17.43
Fair value portion of awards subject to total share holder return against index				13.18	14.99
Fair value portion of awards subject to cash flow performance and awards with no performance conditions		€ 29.44		€ 28.32	€ 33.21
Service period		one or three-year	one or three-year
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo		37	37
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Sample period for determining expected volatility of share prices | mo		61	61
2010 Savings Related Share Option Schemes [member] | Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Participants monthly savings from net salaries		€ 500	£ 500
Fixed period of monthly savings | yr		5	5
Discount rate percentage of market price on date of invitation of each savings contract		15.00%				15.00%
2010 Savings Related Share Option Schemes [member] | Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Fixed period of monthly savings | yr		3	3

[1]	The total share-based payment expense including discontinued operations amounted to €77 million (2018: €67 million; 2017: €65 million).